NOTE PAYABLE	12 Months Ended
Jul. 31, 2015
NOTE PAYABLE [Abstract]
NOTE PAYABLE

13. NOTE PAYABLE:

     On December 15, 2004, the Company borrowed $1,000,000 on an unsecured basis from a former director of the Company, who at the time was also a greater than 10% beneficial owner of the outstanding common stock of the Company. The former director passed away in November 2012 and the note is currently an asset of the estate of the former director. The loan has been repeatedly renewed to its current maturity date of December 15, 2016. The note is prepayable in whole or in part at any time without penalty. The constant quarterly payment of interest is $12,500. The interest paid for each of the three years ended July 31, 2015 was $50,000 each year.